Notes Payable	9 Months Ended
Sep. 30, 2023
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 6 - NOTES PAYABLE

On April 15, 2023, the Company executed a Convertible Promissory Note (the “Line of Credit Note”) with Sushruta Pvt Ltd. (“SPL”), the Bahamian holding company owned by Dr. Sudhir Srivastava, our Chairman, Chief Executive Officer, and principal shareholder. Pursuant to the Line of Credit Note, SPL, in its discretion may make multiple advances to the Company through December 31, 2023 (the “Maturity Date”), in an aggregate amount of up to $US 20.0 million for working capital purposes. The advances under the Line of Credit Note do not bear interest and are due and payable on or before the Maturity Date. SPL may, at its option, convert the principal amount of any advance into shares of our common stock, at a conversion price of US$0.74 per share. As of September 25, 2023, US$16,980,000 in advances that were outstanding under the Line of Credit Note, were converted into 22,945,946 shares issued to SPL at the conversion price of $0.74 per share.